Long-term Borrowings - Schedule of Maturities of Long-term Debt (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Successor [Member]
Debt Instrument [Line Items]
2015	$ 40.1
2016	27.9
2017	27.9
2018	28.6
2019	27.9
Thereafter	3,562.3
Long-term debt	$ 3,714.7